UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.2%
Corporate — 16.0%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$795	$755,282
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,000	1,014,760
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	590,590
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	6,000	6,021,660
New York City Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	3,200	3,467,872
7.75%, 8/01/31	4,000	4,334,840
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,350	5,719,203
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,500	1,322,055
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	4,720	4,820,064

		28,046,326

County/City/Special District/School District — 34.3%
City of New York New York, GO, Sub-Series G-1:
Fiscal 2009, Series A-1, 4.75%, 8/15/25	750	845,220
Fiscal 2012, Series A-1, 5.00%, 8/01/35	1,000	1,056,460
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	746,373

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, Refunding:
Fiscal 2014, Series E, 5.50%, 8/01/25	$1,280	$1,528,000
Series E, 5.00%, 8/01/30	1,000	1,084,670
Series I, 5.00%, 8/01/30	1,000	1,080,830
City of New York New York, GO:
Series D, 5.38%, 6/01/32	25	25,082
5.00%, 4/01/28	630	690,656
5.00%, 4/01/29	5,120	5,566,566
6.25%, 12/15/31	500	569,530
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,937,652
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	251,823
5.00%, 11/15/44	7,245	7,260,142
4.75%, 11/15/45	500	492,700
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,219,264
5.00%, 7/01/33	500	523,385
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.96%, 3/01/42 (b)	1,960	370,734
CAB, Yankee Stadium Project, Series A (AGC), 6.07%, 3/01/45 (b)	1,500	230,715
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	163,313
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	2,595,270
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	480	468,254
Hudson Yards Infrastructure Corp., RB, Series A:
Fiscal 2012, 5.75%, 2/15/47	200	211,860
5.00%, 2/15/47	5,485	5,493,063
(AGC), 5.00%, 2/15/47	1,000	1,008,500
(AGM), 5.00%, 2/15/47	1,000	1,008,500
(NPFGC), 4.50%, 2/15/47	4,500	4,241,970

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	$800	$824,864
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,126,060
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,271,244
Liberty, 4 World Trade Center Project, 5.00%, 11/15/31	860	889,309
Liberty, 4 World Trade Center Project, 5.00%, 11/15/44	5,020	5,062,871
Liberty, 4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,430,490
Liberty, 7 World Trade Center Project, Class 1, 4.00%, 9/15/35	4,260	4,109,111
Liberty, 7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,685,832
Liberty, 7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,007,010

		60,077,323

Education — 35.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	910	154,718
7.00%, 5/01/35	590	100,312
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,103,190
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	900	851,166
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	900	800,298

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$750	$788,648
City of New York New York Trust for Cultural Resources, Refunding RB:
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,010,420
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,095,490
Wildlife Conservation Society, Series A, 5.00%, 8/01/33	2,000	2,125,160
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,240	4,301,904
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	660,694
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	6,358,940
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	135	135,834
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	266,503
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,015,273
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/38	320	335,997
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,197,236

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Oneida New York Local Development Corp., RB, Hamilton College Project:
4.00%, 7/01/33	$705	$673,472
4.00%, 7/01/38	300	283,503
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	353,603
5.00%, 7/01/42	220	208,452
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	771,420
County of Suffolk New York Industrial Development Agency, Refunding RB, Remarketing, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,010,390
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	751,296
County of Westchester New York Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,500,000
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	772,688
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	171,320
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	809,640
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	226,000
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,037,740
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,605,312
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,054,280
New York University, Series B, 5.00%, 7/01/37	1,250	1,308,987
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,064,120

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, RB (concluded):
Teachers College, Series B, 5.00%, 7/01/42	$3,225	$3,297,627
University of Rochester, Series A, 5.13%, 7/01/39	850	900,855
University of Rochester, Series A, 5.33%, 7/01/39 (e)	650	663,644
University of Rochester, Series B, 5.00%, 7/01/39	500	513,885
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	924,168
New York State Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,159,960
Brooklyn Law School, 5.75%, 7/01/33	475	493,302
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,059,440
Culinary Institute of America, 5.00%, 7/01/42	300	290,220
Fordham University, 4.00%, 7/01/30	555	537,878
New York University, Series A, 5.00%, 7/01/37	1,790	1,856,140
Rochester Institute of Technology, 4.00%, 7/01/33	1,070	984,839
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,827,751
Rockefeller University, Series B, 4.00%, 7/01/38	1,335	1,292,173
Skidmore College, Series A, 5.00%, 7/01/27	190	205,688
Skidmore College, Series A, 5.00%, 7/01/28	75	80,418
Skidmore College, Series A, 5.25%, 7/01/29	85	91,718
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,577,100
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	478,486

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Teachers College, 5.50%, 3/01/39	$450	$471,533

		61,610,831

Health — 17.0%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	317,829
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	475,690
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	242,962
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,753,554
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project:
4.25%, 7/01/42	350	294,308
5.00%, 7/01/42	2,750	2,656,390
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson's Ferry Project, 5.00%, 11/01/28	1,175	1,198,582
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/30	2,500	2,559,575
Series B, 6.00%, 11/01/30	500	547,750
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	644,462
5.00%, 1/01/28	675	681,878
5.00%, 1/01/34	875	858,594

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	$750	$771,645
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	539,185
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	211,668
New York University Hospitals Center, Series A, 6.00%, 7/01/40	500	537,685
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	541,999
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,775	1,850,988
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	750	659,610
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,100	998,030
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	297,749
Mount Sinai Hospital Obligated Group, Series A, 5.00%, 7/01/26	1,385	1,487,075
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,414,577
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,789,515
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,156,353
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project:
4.50%, 7/01/32	3,225	2,734,187
5.00%, 7/01/42	540	465,172

		29,687,012

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing — 1.0%
New York State HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$1,500	$1,499,880
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	288,648

		1,788,528

State — 6.7%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2013, Series S-1, 4.00%, 7/15/42	1,575	1,368,628
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,700,408
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	672,426
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	2,000	2,031,420
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	407,253
New York State Dormitory Authority, Refunding RB, General Purpose Bonds, Series D, 5.00%, 2/15/34	500	531,325
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	344,272
New York State Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	3,500	3,699,220
New York State Urban Development Corp., RB, Personal Income Tax, Series C, 5.00%, 3/15/30	885	964,402

		11,719,354

Transportation — 15.2%
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	1,000	1,173,260
Series D, 5.25%, 11/15/41	1,000	1,033,070

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority, RB (concluded):
Series H, 5.00%, 11/15/25	$325	$362,564
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	910	979,870
Series D, 4.00%, 11/15/32	1,000	965,390
Series F, 5.00%, 11/15/30	4,530	4,786,171
Series F (AGM), 4.00%, 11/15/30	1,250	1,245,388
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	2,000	2,192,060
5.00%, 1/01/37	2,920	3,014,637
5.00%, 1/01/42	280	286,577
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,059,700
Series 6, 6.25%, 12/01/13	1,000	1,002,040
Series 8, 6.00%, 12/01/42	1,000	1,072,530
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,970	1,687,876
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.91%, 11/15/32 (b)	845	335,744
General, Series B, 5.00%, 11/15/31	190	206,091
Sub-Series A, 5.00%, 11/15/30	250	268,225

		26,671,193

Utilities — 9.8%
City of New York New York Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	750	780,030
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,074,260
Series EE, 4.00%, 6/15/45	2,310	2,097,988
City of New York New York Water & Sewer System, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,123,900

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	$750	$731,557
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	511,930
Series C (CIFG), 5.25%, 9/01/29	2,000	2,149,600
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,325,920
New York State Environmental Facilities Corp., Refunding RB, New York City Municipal Water, Revolving Funds, Series B, 5.00%, 6/15/36	350	369,723

		17,164,908

Total Municipal Bonds in New York		236,765,475

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,498,400

Total Municipal Bonds — 136.6%		239,263,875

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 25.9%
County/City/Special District/School District — 6.7%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	871,175
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	1,250	1,324,007
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,495	6,778,117

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,610	$2,725,988

		11,699,287

Housing — 8.2%
State of New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	14,400	14,406,480

State — 0.4%
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	660	723,426

Transportation — 1.6%
New York State Thruway Authority, Refunding RB, General, Series A, 5.00%, 3/15/31	1,180	1,271,356
Port Authority of New York & New Jersey, ARB, Consolidated, Series 169, AMT, 5.00%, 10/15/26	1,500	1,616,895

		2,888,251

Utilities — 9.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,334,374
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	867,099
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	5,662,850
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	3,636,525
Series A, 4.75%, 6/15/30	2,500	2,614,325

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (concluded):
Series A, 4.75%, 6/15/30	$1,500	$1,568,595

		15,683,768

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.9%		45,401,212

Total Long-Term Investments (Cost — $284,929,438) — 162.5%		284,665,087

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (h)(i)	6,507,460	$6,507,460

Total Short-Term Securities (Cost — $6,507,460) — 3.7%		6,507,460

Total Investments (Cost — $291,436,898*) — 166.2%		291,172,547
Other Assets Less Liabilities — 2.0%		3,561,188
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.3%)		(25,047,886)
VMTP Shares, at Liquidation Value — (53.9%)		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$175,185,849

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$266,715,681
Gross unrealized appreciation		$7,179,366
Gross unrealized depreciation		(7,767,941)
Net unrealized depreciation		$(588,575)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire on February 15, 2019 is $661,827.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF New York Municipal Money Fund	7,477,704	(970,244)	6,507,460	$1

(i)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(71)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$9,042,516	$(5,624)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	8

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$284,665,087	—	$284,665,087
Short-Term Securities	$6,507,460	—	—	6,507,460
Total	$6,507,460	$284,665,087	—	$291,172,547

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(5,624)	—	—	$(5,624)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$86,630	—	—	$86,630
Cash pledged for financial futures contracts	126,000	—	—	126,000
Liabilities:
TOB trust certificates	—	$(25,045,441)	—	(25,045,441)
VMTP Shares	—	(94,500,000)	—	(94,500,000)
Total	$212,630	$(119,545,441)	—	$(119,332,811)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	10

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2013